ACCOUNTS RECEIVABLE (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE
Accrued receivables	122,482	107,518
Accounts receivable - trade	36,034	45,657
Current income tax receivable	9,371	10,759
Allowance for doubtful accounts	(2,796)	(2,803)
Total accounts receivable	165,091	161,131